Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss			$ 0.3
Share based compensation, vesting period	3 years
Impairment of Intangible Assets	$ 0.0	$ 0.0	0.0
Amount in Blocked Deposit Account	6.5	0.0
Revision of Prior Period, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrealized foreign exchange gain/(loss)			0.2
Collaborative Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Management expense fee	$ 0.4	$ 0.4	0.4
Dan Unity [Member]
Summary Of Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
Unigas Pool [Member]
Summary Of Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				33.30%
General and administrative costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss			0.5
Interest Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss			$ 0.8
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%
MALTA [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	35.00%
UNITED STATES
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	21.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Share based compensation, vesting period	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Share based compensation, vesting period	3 years
Export Terminal [Member] | UNITED STATES
Summary Of Significant Accounting Policies [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	50.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	25 years
Asset Impairment Charges		$ 58.2
Vessel [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	25 years	25 years
Vessel [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years	30 years